SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Prepaid expenses	$ 351,370	$ 582,278	$ 351,370	$ 582,278	$ 582,278	$ 502,837	$ 582,278
Exploration cost	2,019,373	1,078,139	3,900,798	1,793,214	3,204,629	5,221,001	10,225,652
Federal Deposit Insurance Corporation Premium Expense			$ 250,000		$ 250,000
Maximum
Estimated useful life			25 years		25 years
Minimum
Estimated useful life			1 year		1 year